Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Provisions for Contingencies
The provisions for contingencies recorded are as follows:

	12.31.20	12.31.19
Other Contingencies	3,708,589	3,672,138
For Commercial Lawsuits/Legal matters	2,758,425	2,862,007
For Labor Lawsuits	268,689	230,095
For Claims and Credit Cards	1,097	1,493
For Guarantees Granted	1,142	1,555
For Other Contingencies	458,412	343,701
For Termination Benefits	220,824	233,287
Difference for Dollarization of Judicial Deposits—Communication “A” 4686	62,402	60,372
Administrative, Disciplinary and Criminal Penalties	5,306	7,224

Total	3,776,297	3,739,734